Schedule of Investments (unaudited) July 31, 2020	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 4.4%
Alexander & Baldwin Inc.	118,084	$1,395,753
American Assets Trust Inc.(a)	82,358	2,223,666
Armada Hoffler Properties Inc.	92,673	893,368
Colony Capital Inc.	796,221	1,528,744
Empire State Realty Trust Inc., Class A	240,706	1,588,660
Essential Properties Realty Trust Inc.	149,547	2,407,707
Gladstone Commercial Corp.	55,305	1,006,551
Global Net Lease Inc.	149,393	2,487,393
One Liberty Properties Inc.	26,187	444,393
PS Business Parks Inc.	32,915	4,540,624
STORE Capital Corp.	371,669	8,804,839
VEREIT Inc.	1,782,596	11,604,700
Washington REIT	136,526	3,052,721
WP Carey Inc.	282,981	20,196,354

		62,175,473

Health Care REITs — 11.2%
CareTrust REIT Inc.	158,415	2,854,638
Community Healthcare Trust Inc.	34,485	1,576,999
Diversified Healthcare Trust	391,814	1,526,115
Global Medical REIT Inc.	67,235	799,424
Healthcare Realty Trust Inc.	221,437	6,488,104
Healthcare Trust of America Inc., Class A	358,599	9,900,918
Healthpeak Properties Inc.	892,071	24,344,618
LTC Properties Inc.	63,625	2,363,669
Medical Properties Trust Inc.	860,028	17,312,364
National Health Investors Inc.	70,678	4,382,036
New Senior Investment Group Inc.	140,978	479,325
Omega Healthcare Investors Inc.	372,051	12,047,011
Physicians Realty Trust	333,943	6,024,332
Sabra Health Care REIT Inc.	337,751	4,978,450
Universal Health Realty Income Trust	21,278	1,480,523
Ventas Inc.	617,471	23,686,188
Welltower Inc.	691,864	37,056,236

		157,300,950

Hotel & Resort REITs — 2.5%
Apple Hospitality REIT Inc.	345,026	3,043,129
Chatham Lodging Trust	75,731	394,558
CorePoint Lodging Inc.	65,096	363,887
DiamondRock Hospitality Co.	333,884	1,542,544
Hersha Hospitality Trust	57,933	275,761
Host Hotels & Resorts Inc.	1,156,187	12,463,696
Park Hotels & Resorts Inc.	394,247	3,260,423
Pebblebrook Hotel Trust(a)	213,100	2,258,860
RLJ Lodging Trust(a)	268,625	2,151,686
Ryman Hospitality Properties Inc.	82,683	2,647,510
Service Properties Trust	274,606	1,839,860
Summit Hotel Properties Inc.	172,756	894,876
Sunstone Hotel Investors Inc.	351,772	2,631,255
Xenia Hotels & Resorts Inc.	187,948	1,496,066

		35,264,111

Industrial REITs — 15.5%
Americold Realty Trust	331,141	13,361,539
Duke Realty Corp.	609,355	24,489,977
EastGroup Properties Inc.	63,538	8,428,951
First Industrial Realty Trust Inc.	208,718	9,166,895
Industrial Logistics Properties Trust	111,535	2,354,504
Lexington Realty Trust	418,901	4,859,252
Monmouth Real Estate Investment Corp.	157,083	2,266,708

Security	Shares	Value

Industrial REITs (continued)
Plymouth Industrial REIT Inc.	24,211	$321,280
Prologis Inc.	1,219,449	128,554,314
Rexford Industrial Realty Inc.	191,921	9,006,853
STAG Industrial Inc.	246,434	8,033,748
Terreno Realty Corp.	109,457	6,650,607

		217,494,628

Office REITs — 10.4%
Alexandria Real Estate Equities Inc.(a)	207,159	36,781,080
Boston Properties Inc.	257,303	22,923,124
Brandywine Realty Trust	277,327	3,003,451
City Office REIT Inc.	76,779	664,138
Columbia Property Trust Inc.	190,971	2,284,013
Corporate Office Properties Trust	186,765	4,945,537
Cousins Properties Inc.	243,972	7,494,820
Douglas Emmett Inc.	275,089	8,016,094
Easterly Government Properties Inc.	123,447	3,018,279
Franklin Street Properties Corp.	173,552	911,148
Highwoods Properties Inc.	170,197	6,525,353
Hudson Pacific Properties Inc.	248,343	5,853,445
JBG SMITH Properties	201,397	5,842,527
Kilroy Realty Corp.	189,978	11,070,018
Mack-Cali Realty Corp.	148,863	2,146,604
Office Properties Income Trust	79,139	1,990,346
Paramount Group Inc.	311,410	2,220,353
Piedmont Office Realty Trust Inc., Class A	207,771	3,367,968
SL Green Realty Corp.	127,845	5,944,793
Vornado Realty Trust	290,149	10,015,944

		145,019,035

Residential REITs — 18.1%
American Campus Communities Inc.	226,354	8,067,257
American Homes 4 Rent, Class A	428,741	12,433,489
Apartment Investment & Management Co., Class A	244,812	9,503,602
AvalonBay Communities Inc.	232,832	35,651,236
Bluerock Residential Growth REIT Inc.	38,572	279,261
BRT Apartments Corp.	16,649	171,818
Camden Property Trust	155,730	14,141,841
Clipper Realty Inc.	24,636	164,568
Equity LifeStyle Properties Inc.	287,571	19,646,851
Equity Residential	608,133	32,614,173
Essex Property Trust Inc.	107,876	23,812,548
Front Yard Residential Corp.	81,615	707,602
Independence Realty Trust Inc.	155,264	1,785,536
Investors Real Estate Trust	19,952	1,442,530
Invitation Homes Inc.	900,346	26,848,318
Mid-America Apartment Communities Inc.	188,399	22,455,277
NexPoint Residential Trust Inc.	35,506	1,357,394
Preferred Apartment Communities Inc., Class A	77,025	556,891
Sun Communities Inc.	159,868	23,969,009
UDR Inc.	484,468	17,537,742
UMH Properties Inc.	60,265	741,259

		253,888,202

Retail REITs — 10.7%
Acadia Realty Trust	138,874	1,672,043
Agree Realty Corp.	87,120	5,834,426
Alexander’s Inc.	3,512	884,287
American Finance Trust Inc.	177,035	1,293,241
Brixmor Property Group Inc.	489,846	5,638,127
Brookfield Property REIT Inc., Class A	93,769	1,088,658
Federal Realty Investment Trust	124,435	9,494,391

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
Getty Realty Corp.	55,369	$1,640,583
Kimco Realty Corp.	683,020	7,615,673
Kite Realty Group Trust	137,318	1,355,329
Macerich Co. (The)(a)	235,905	1,799,955
National Retail Properties Inc.	283,187	10,038,979
Realty Income Corp.	569,051	34,171,513
Regency Centers Corp.	278,645	11,432,804
Retail Opportunity Investments Corp.	189,444	2,059,256
Retail Properties of America Inc., Class A	356,922	2,270,024
Retail Value Inc.	26,977	341,529
RPT Realty	129,145	803,282
Saul Centers Inc.	19,861	609,931
Simon Property Group Inc.	503,433	31,389,048
SITE Centers Corp.	250,086	1,833,130
Spirit Realty Capital Inc.	170,071	5,860,647
Tanger Factory Outlet Centers Inc.(a)	149,414	960,732
Taubman Centers Inc.	98,881	3,828,672
Urban Edge Properties	190,869	2,000,307
Urstadt Biddle Properties Inc., Class A	48,757	478,306
Washington Prime Group Inc.(a)	314,958	231,148
Weingarten Realty Investors	199,722	3,407,257
Whitestone REIT	64,195	423,687

		150,456,965

Specialized REITs — 26.8%
CoreCivic Inc.	197,667	1,761,213
CoreSite Realty Corp.	66,651	8,601,311
CubeSmart	319,443	9,477,874
CyrusOne Inc.	190,141	15,861,562
Digital Realty Trust Inc.	442,424	71,026,749
EPR Properties	128,295	3,673,086
Equinix Inc.	145,610	114,373,743
Extra Space Storage Inc.	208,571	21,553,727
Farmland Partners Inc.	46,770	323,181
Four Corners Property Trust Inc.	116,333	2,931,592
Gaming and Leisure Properties Inc.(a)	336,205	12,173,983
GEO Group Inc. (The)	192,778	2,049,230

Security	Shares	Value

Specialized REITs (continued)
Gladstone Land Corp.	30,578	$491,694
Iron Mountain Inc.	472,974	13,333,137
Lamar Advertising Co., Class A	141,893	9,326,627
Life Storage Inc.	77,116	7,567,393
National Storage Affiliates Trust	101,374	3,124,347
Outfront Media Inc.	238,167	3,431,986
Public Storage	249,525	49,875,057
QTS Realty Trust Inc., Class A(a)	98,765	7,106,142
Safehold Inc.(a)	28,302	1,427,270
VICI Properties Inc.	776,462	16,856,990

		376,347,894

Total Common Stocks — 99.6% (Cost: $1,575,010,111)		1,397,947,258

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(b)(c)(d)	50,246,822	50,302,093
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(b)(c)	4,057,000	4,057,000

		54,359,093

Total Short -Term Investments — 3.9% (Cost: $54,349,620)		54,359,093

Total Investments in Securities — 103.5% (Cost: $1,629,359,731)		1,452,306,351

Other Assets, Less Liabilities — (3.5)%		(49,016,691)

Net Assets — 100.0%		$1,403,289,660

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,937,842	$17,366,305	(a)	$—	$9,014	$(11,068)	$50,302,093	50,246,822	$82,771	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,157,000	900,000	(a)	—	—	—	4,057,000	4,057,000	1,081		—

					$9,014	$(11,068)	$54,359,093		$83,852		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core U.S. REIT ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	156	09/18/20	$5,023	$229,722

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,397,947,258	$—	$—	$1,397,947,258
Money Market Funds	54,359,093	—	—	54,359,093

	$1,452,306,351	$—	$—	$1,452,306,351

Derivative financial instruments(a)
Assets
Futures Contracts	$229,722	$—	$—	$229,722

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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